SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Useful Lives and Accumulated Depreciation for Furniture, Equipment and Software	The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:
Estimated Useful Life
Furniture and equipment	3 to 7 years
Software	3 to 5 years

Summary of Unaudited Financial Statements of Affiliate
A summary of the unaudited financial statements of the affiliate for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
Current assets	$6,509,736	$5,532,030
Non-current assets	540,518	577,335
Total Assets	$7,050,254	$6,109,365

Current liabilities	$3,272,360	$2,696,409
Non-current liabilities	1,203,826	1,355,370
Stockholders' equity	2,574,068	2,057,586
Total Liabilities and Stockholders' Equity	$7,050,254	$6,109,365

Revenues	$12,538,711	$12,280,892
Operating income	757,484	598,691
Net profit	516,482	359,254
Company share of Net Profit at 11.54%	59,623	41,472
Equity investment in affiliate	$258,244	$198,621

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the potential common stock shares at December 31, 2012 and 2011, which may dilute future earnings per share.

	2012	2011
Convertible preferred stock	-	9,266
Warrants and options, vested	262,952	211,861
Convertible debt	-	6,863
	262,952	227,990